Intangible Assets and Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Intangible Assets And Goodwill Tables
Intangible Assets and Goodwill

Intangible assets consist of the following (in thousands):

	June 30, 2014			December 31, 2013
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net

Distributor organizations	$10,345	$4,684	$5,661	$8,425	$4,169	$4,256
Trademarks and trade names	4,341	200	4,141	3,841	113	3,728
Customer relationships	6,000	1,555	4,445	4,133	1,248	2,885
Internally developed software	720	107	613	720	57	663

Intangible assets, net	$21,406	$6,546	$14,860	$17,119	$5,587	$11,532

	December 31, 2013		December 31, 2012
	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Distributor organizations	$8,425	$(4,169)	$6,825	$(3,157)
Trademarks	3,841	(113)	2,741	(66)
Customer relationships	4,133	(1,248)	3,500	(729)
Internally developed software	700	(37)	-	-
Other	20	(20)	20	(20)

Intangible assets, net	$17,119	$(5,587)	$13,086	$(3,972)